Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income for the year	$ 19,475	$ 16,823	$ 17,733
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	8,507	7,188	5,928
Dry hole costs	1,201	1,251	808
Equity in the results of non-consolidated companies	(413)	(157)	21
Foreign exchange (gain)/loss	(401)	(1,051)	2,211
Impairment	402	319	519
Deferred income taxes	2,960	860	2,355
Other adjustments	942	(9)	617
Working capital adjustments
Increase in accounts receivable, net	(2,347)	(777)	(1,098)
Increase in inventories	(427)	(672)	(568)
(Decrease) increase in advances to suppliers	454	(428)	(1,684)
Increase in recoverable taxes	(1,749)	(882)	(1,431)
Increase in trade accounts payable	251	206	2,246
Increase in taxes payable	(668)	1,086	(207)
Increase in employees post-retirement benefits - Pension and health care	572	323	795
Increase in contingencies	226	42	114
Increase in payroll and related charges	387	244	282
Increase (decrease) in other working capital adjustments	(877)	554	(421)
Net cash provided by operating activities	28,495	24,920	28,220
Cash flows from investing activities
Additions to property, plant and equipment	(45,078)	(35,134)	(29,874)
Investments in affiliated companies	(2,276)	(240)	452
Marketable securities and other investments activities	(15,666)	254	(44)
Net cash used in investing activities	(63,020)	(35,120)	(29,466)
Cash flows from financing activities
Shares issuance costs	(279)	0	0
Acquisition of noncontrolling interest	(350)	0	0
Net borrowing under line-of-credit agreement	0	1,100	0
Short-term debt, net issuances and repayments	460	1,286	380
Proceeds from issuance and draw-down of long-term debt	20,189	27,345	15,049
Payments of long-term debt	(9,898)	(5,084)	(7,904)
Issuance of common and preferred shares	30,563	0	0
Dividends and interest on shareholders equity paid to shareholders and minority interest	(5,299)	(7,712)	(4,747)
Net cash used in financing activities	35,386	16,935	2,778
Increase (decrease) in cash and cash equivalents	861	6,735	1,532
Effect of exchange rate changes on cash and cash equivalents	603	2,935	(2,020)
Cash and cash equivalents at beginning of year	16,169	6,499	6,987
Cash and cash equivalents at end of year	17,633	16,169	6,499
Cash paid during the period for
Interest, net of amount capitalized	3,700	3,059	2,304
Income taxes	2,816	4,929	6,271
Withholding income tax on financial investments	1,746	2,224	1,176
Cash paid during the period for	8,262	10,212	9,751
Non-cash investment and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	1,088	(423)	75
Acquisitition of property, plant and equipment on credit	0	70	0
Acquisition of fixed assets on contract with transfer of benefits, risks and control of assets	0	63	6
Capital increase with Financial Treasury Bill used for payment of part of the Assignment Agreement	39,768	0	0
Total of non-cash investment and financing transactions during the year	$ 40,856	$ (290)	$ 81